Leases - Supplemental lease cash flow (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases
Cash payments for operating leases	¥ 49,405,583	$ 7,163,136	¥ 72,086,693
Operating ROU assets released in exchange for operating lease liabilities	543,534,687	78,805,122	352,298,094
Operating ROU assets obtained in exchange for new operating lease liabilities	¥ 375,303,436	$ 54,413,883	¥ 522,578,298